Financial Instruments	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Financial Instruments
17.	Financial Instruments

Determination of Fair Values

IFRS 13, Fair Value Measurement, establishes a fair value hierarchy that reflects the significance of the inputs used in measuring fair value. The fair value hierarchy has the following levels:

Level 1 –	Quoted prices in active markets for identical assets or liabilities;

Level 2 –	Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;

Level 3 –	Unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions market participants would use in pricing.

A number of the Company’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following models. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

The following is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at June 30, 2025 and December 31, 2024:

		June 30, 2025		December 31, 2024
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets		$	$	$	$
Financial assets measured at amortised cost:
Cash and cash held in trust	1	2,529,535	2,529,535	3,841,866	3,841,866
Trade and other receivables	2	4,097	4,097	370,537	370,537
Loan receivable	2	990,688	990,688	955,022	955,022

		June 30, 2025		December 31, 2024
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial liabilities		$	$	$	$
Financial liabilities measure at amortised cost:
Trade and other payables	2	2,204,803	2,204,803	2,982,499	2,982,499
Loans and borrowings	2	184,285	184,285	352,814	352,814
Lease liabilities	2	206,956	206,956	–	–
Due to related parties	2	317,784	317,784	302,232	302,232